Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
June 30, 2025

Dates Covered
Collections Period	06/01/25 - 06/30/25
Interest Accrual Period	06/16/25 - 07/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/25	209,790,914.34	15,514
Yield Supplement Overcollateralization Amount 05/31/25	9,913,931.98	0
Receivables Balance 05/31/25	219,704,846.32	15,514
Principal Payments	11,253,232.58	352
Defaulted Receivables	382,938.23	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/25	9,129,321.93	0
Pool Balance at 06/30/25	198,939,353.58	15,139

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.20%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	5,944,701.08	321
Past Due 61-90 days	1,429,769.99	75
Past Due 91-120 days	201,128.67	16
Past Due 121+ days	0.00	0
Total	7,575,599.74	412

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.64%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.78%
Delinquency Trigger Occurred	NO

Recoveries	274,005.89
Aggregate Net Losses/(Gains) - June 2025	108,932.34
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.59%
Prior Net Losses/(Gains) Ratio	0.01%
Second Prior Net Losses/(Gains) Ratio	-0.62%
Third Prior Net Losses/(Gains) Ratio	0.64%
Four Month Average	0.16%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.57%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.63%
Weighted Average Contract Rate, Yield Adjusted	8.37%
Weighted Average Remaining Term	30.19

Flow of Funds	$ Amount
Collections	12,375,571.15
Investment Earnings on Cash Accounts	18,737.63
Servicing Fee	(183,087.37)
Transfer to Collection Account	-
Available Funds	12,211,221.41

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	449,263.53
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	5,935,702.36
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	777,892.95

Total Distributions of Available Funds	12,211,221.41

Servicing Fee	183,087.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 06/16/25	204,875,055.94
Principal Paid	10,851,560.76
Note Balance @ 07/15/25	194,023,495.18

Class A-1
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-2a
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-2b
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-3
Note Balance @ 06/16/25	70,705,055.94
Principal Paid	10,851,560.76
Note Balance @ 07/15/25	59,853,495.18
Note Factor @ 07/15/25	22.5013140%

Class A-4
Note Balance @ 06/16/25	89,920,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	89,920,000.00
Note Factor @ 07/15/25	100.0000000%

Class B
Note Balance @ 06/16/25	29,500,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	29,500,000.00
Note Factor @ 07/15/25	100.0000000%

Class C
Note Balance @ 06/16/25	14,750,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	14,750,000.00
Note Factor @ 07/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	581,767.70
Total Principal Paid	10,851,560.76
Total Paid	11,433,328.46

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.30385%
Coupon	4.87385%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.25000%
Interest Paid	191,492.86
Principal Paid	10,851,560.76
Total Paid to A-3 Holders	11,043,053.62

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5917265
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.0373188
Total Distribution Amount	11.6290453

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7198980
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.7953412
Total A-3 Distribution Amount	41.5152392

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	546.99
Noteholders' Principal Distributable Amount	453.01

Account Balances	$ Amount
Reserve Account
Balance as of 06/16/25	4,915,858.40
Investment Earnings	17,178.38
Investment Earnings Paid	(17,178.38)
Deposit/(Withdrawal)	-
Balance as of 07/15/25	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,596,192.84	$1,428,175.52	1,784,470.18
Number of Extensions	86	79	90
Ratio of extensions to Beginning of Period Receivables Balance	0.73%	0.62%	0.73%